Related-Party Transactions - Narrative (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Mar. 26, 2024	Dec. 13, 2023	Nov. 13, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Weighted average exercise price (in dollars per share)				$ 46.12		$ 45.98	$ 1.53	$ 1.62
Proceeds from exercise of common warrants				$ 2,877	$ 0
Securities Purchase Agreement
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			149,330.115
Sale of stock, consideration received on transaction		$ 14,800	$ 60,250
Related Party
Related Party Transaction [Line Items]
Issuance of common stock upon exercise of warrants and Conversion of Series A Preferred Stock to common stock (in shares)	65,681
Issuance of CVRs upon exercise of warrants (in shares)	1,970,443
Related Party | 2019 Warrants
Related Party Transaction [Line Items]
Warrants exercised (in shares)	65,681
Weighted average exercise price (in dollars per share)	$ 43.8
Proceeds from exercise of common warrants	$ 2,900
Related Party | Securities Purchase Agreement
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			149,330.115
Sale of stock, consideration received on transaction			$ 60,250